Note 9 - Income Taxes - Summary of Significant Components of Deferred Federal Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 3,017,000	$ 2,206,000
Tax credits	3,085,000	2,397,000
Impairment allowances	10,000	7,000
Stock compensation	64,000	20,000
Other	62,000	35,000
Less valuation allowance	(6,235,000)	(4,660,000)
Deferred tax asset, net of valuation	3,000	5,000
Deferred tax liabilities:
Property and equipment	(3,000)	(5,000)
Deferred tax liabilities	(3,000)	(5,000)
Net tax assets